Security Federal Corporation Condensed Financial Statements (Parent Company Only)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Security Federal Corporation Condensed Financial Statements (Parent Company Only)
Security Federal Corporation Condensed Financial Statements (Parent Company Only)

The following is condensed financial information of Security Federal Corporation (Parent Company only).  The primary asset is its investment in the Bank subsidiary and the principal source of income for the Company is equity in undistributed earnings from the Bank.
Condensed Balance Sheet Data

	December 31,
	2017	2016
Assets:
Cash	$5,098,959	$4,631,554
Investment Securities, Available For Sale	—	213,000
Investment in Security Federal Statutory Trust	155,000	155,000
Investment in Security Federal Bank	92,407,398	90,441,110
Accounts Receivable and Other Assets	28,157	31,275
Total Assets	$97,689,514	$95,471,939
Liabilities and Shareholders’ Equity:
Accounts Payable and Other Liabilities	$48,360	$121,965
Note Payable	8,500,000	13,000,000
Junior Subordinated Debentures	5,155,000	5,155,000
Senior Convertible Debentures	6,064,000	6,084,000
Shareholders’ Equity	77,922,154	71,110,974
Total Liabilities and Shareholders’ Equity	$97,689,514	$95,471,939

Condensed Statements of Income Data

	Years Ended December 31,
	2017	2016	2015
Income:
Equity in Earnings of Security Federal Bank	$136,682	$410,959	$506,074
Dividend Income from Security Federal Bank	6,400,000	6,000,000	6,000,000
Gain on Sale of Investments	118,725	—	—
Miscellaneous Income	15,807	21,530	15,828
Total Income	6,671,214	6,432,489	6,521,902
Expenses:
Interest Expense	1,057,065	688,750	591,054
Other Expenses	14,349	69,603	18,822
Total Expenses	1,071,414	758,353	609,876
Income Before Income Taxes	5,599,800	5,674,136	5,912,026
Income Tax Benefit	(318,540)	(250,520)	(203,901)
Net Income	5,918,340	5,924,656	6,115,927
Preferred Stock Dividends	—	(422,889)	(440,000)
Gain on Redemption of Preferred Stock	—	660,000	—
Net Income Available to Common Shareholders	$5,918,340	$6,161,767	$5,675,927

(22)         Security Federal Corporation Condensed Financial Statements (Parent Company Only), Continued

Condensed Statements of Cash Flow Data

	Years Ended December 31,
	2017	2016	2015
Operating Activities:
Net Income	$5,918,340	$5,924,656	$6,115,927
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank	(136,682)	(410,959)	(506,074)
Deferred Compensation Expense	25,358	—	—
Stock Compensation Expense	—	7,912	12,676
Increase in Accounts Receivable	3,117	14,207	825
(Decrease) Increase in Accounts Payable	(33,612)	15,841	1,758
Net Cash Provided By Operating Activities	5,776,521	5,551,657	5,625,112
Investing Activities:
Proceeds from Sale of Investments	95,438	—	—
Net Cash Provided By Investing Activities	95,438	—	—
Financing Activities:
Redemption of Preferred Stock	—	(21,340,000)	—
Redemption of Convertible Debentures	(20,000)	—	—
Proceeds from Stock Options Exercised	176,175	—	—
Proceeds from Note Payable	—	14,000,000	—
Repayment of Note Payable	(4,500,000)	(1,000,000)	—
Dividends Paid to Shareholders-Preferred Stock	—	(422,889)	(440,000)
Dividends Paid to Shareholders-Common Stock	(1,060,729)	(942,552)	(942,552)
Net Cash Used in Financing Activities	(5,404,554)	(9,705,441)	(1,382,552)
Net Increase (Decrease) in Cash	467,405	(4,153,784)	4,242,560
Cash at Beginning of Period	4,631,554	8,785,338	4,542,778
Cash at End of Period	$5,098,959	$4,631,554	$8,785,338